Financial assets and liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial debt	$ 809,978	$ 653,065	$ 273,035
Transaction costs to be amortized	(3,590)	(3,158)
Accrued interest and other financial cost	13,456	7,070
Less: Short-term maturities	283,616	220,289	112,148
Long-term Financial debt	526,362	432,776	$ 160,887
Financial Debt 1 [Member]
IfrsStatementLineItems [Line Items]
Financial debt		14,799
Financial Debt 2 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	45,227	83,859
Financial Debt 3 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	74,007	88,792
Financial Debt 4 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	109,976	57,855
Financial Debt 5 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	25,907	35,983
Financial Debt 6 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	60,629	64,495
Financial Debt 7 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	41,432	107,178
Financial Debt 8 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	123,038	43,129
Financial Debt 9 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	41,812	44,052
Financial Debt 10 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	8,095	8,821
Financial Debt 11 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	7,473	8,143
Financial Debt 12 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	63,732	71,507
Financial Debt 13 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	19,795	20,540
Financial Debt 14 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	71,624
Financial Debt 15 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	36,473
Financial Debt 16 [Member]
IfrsStatementLineItems [Line Items]
Financial debt	$ 70,892